CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Warrants (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 13, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock					23,309
Exercise price of warrant					$ 0.06
Weighted average time to expiration		9 years 10 months 13 days	9 years 10 months 13 days		9 months
Issuance of common stock through exercise of warrants (in shares)					0	0
Issuance of common stock through exercise of warrants		$ 992
Warrant to purchase common stock shares issued			12,500	23,309	23,309	23,309
Warrants other than Underwriter Warrants
Class of Warrant or Right [Line Items]
Warrants to purchase shares of common stock		17,889	17,889
Exercise price of warrant		$ 8.00	$ 8.00
Issuance of common stock through exercise of warrants (in shares)			17,889
Issuance of common stock through exercise of warrants			$ 992
Number of warrants expired and unexercised			5,420
Warrant to purchase common stock shares issued	12,500